Condensed Statement of Changes in Stockholders' Equity - 9 months ended Sep. 30, 2017 - USD ($)	Total	Common Stock	Additional Paid-in Capital	Retained Earnings/ (Accumulated Deficit)	Common Class A [Member]	Class F Common stock
Beginning balances at Dec. 31, 2016	$ 22,908	$ 431	$ 24,569	$ (2,092)		$ 431
Beginning balances, shares at Dec. 31, 2016		4,312,500				4,312,500
Sale of 17,250,000 Units, net of underwriters discount and offering expenses	168,572,576		168,570,851		$ 1,725
Sale of 17,250,000 Units, net of underwriters discount and offering expenses, shares					17,250,000
Sale of 622,500 Placement Units	6,225,000		6,224,938		$ 62
Sale of 622,500 Placement Units, shares					622,500
Issuance of common stock			(17)		$ 17
Issuance of common stock, shares					172,500
Common stock subject to redemption	(170,156,033)		(170,154,356)		$ (1,677)
Common stock subject to redemption, shares					(16,775,903)
Net income	335,550			335,550
Ending balances at Sep. 30, 2017	$ 5,000,001		$ 4,665,985	$ 333,458	$ 127	$ 431
Ending balances, shares at Sep. 30, 2017					1,269,097	4,312,500